Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Trading loans, securities, and other1
Trading loans, securities, and other	$ 158,605	$ 143,726
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,869	10,946
Derivatives
Derivatives	71,081	103,873
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,440	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,719	69,675
Securities purchased under reverse repurchase agreements	201,517	160,167
FINANCIAL LIABILITIES
Trading deposits	28,321	23,805
Derivatives
Derivatives	63,141	91,133
Securitization liabilities at fair value	13,597	12,612
Financial liabilities designated at fair value through profit or loss	183,187	162,786
Obligations related to securities sold short	45,154	45,505
Obligations related to securities sold under repurchase agreements	163,710	128,024
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	158,605	143,726
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,869	10,946
Derivatives
Derivatives	71,081	103,873
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,440	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,719	69,675
Securities purchased under reverse repurchase agreements	8,358	7,450
FINANCIAL LIABILITIES
Trading deposits	28,321	23,805
Derivatives
Derivatives	63,141	91,133
Securitization liabilities at fair value	13,597	12,612
Financial liabilities designated at fair value through profit or loss	183,187	162,786
Obligations related to securities sold short	45,154	45,505
Obligations related to securities sold under repurchase agreements	3,934	9,509
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,521	9,662
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,520	16,368
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,908	7,706
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,383	20,240
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,085	23,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,503	11,559
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,106	8,341
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,476	1,682
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,896	2,109
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,047	1,033
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,439	6,604
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,490	12,393
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,975	4,440
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,340	8,681
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	63,089	44,456
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,514	3,319
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	16,534	11,749
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	10,534	17,233
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	3	5
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,203	7,681
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,440	5,039
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,666	3,265
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	961	2,353
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	20,233	23,866
Derivatives
Derivatives	19,091	19,278
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	44,029	72,046
Derivatives
Derivatives	35,367	62,402
Recurring fair value measurement [member] | Credit Contracts [Member]
Derivatives
Derivatives	61	56
Derivatives
Derivatives	241	152
Recurring fair value measurement [member] | Equity Contracts [Member]
Derivatives
Derivatives	4,638	4,307
Derivatives
Derivatives	6,358	5,863
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	2,120	3,598
Derivatives
Derivatives	2,084	3,438
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	72,959	61,130
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	306	228
Derivatives
Derivatives	549	840
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,264	840
Derivatives
Derivatives	374	369
Obligations related to securities sold short	1,662	2,909
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	128	620
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	2
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	63,044	44,424
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,264	840
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,785	16,084
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	306	228
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	131	167
Derivatives
Derivatives	127	112
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	22	35
Derivatives
Derivatives	30	23
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	42	4
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	354	634
Derivatives
Derivatives	217	234
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	85,549	82,547
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,580	9,873
Derivatives
Derivatives	70,518	102,983
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,440	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	66,147	66,298
Securities purchased under reverse repurchase agreements	8,358	7,450
FINANCIAL LIABILITIES
Trading deposits	27,526	23,389
Derivatives
Derivatives	62,566	90,530
Securitization liabilities at fair value	13,597	12,612
Financial liabilities designated at fair value through profit or loss	183,080	162,742
Obligations related to securities sold short	43,492	42,596
Obligations related to securities sold under repurchase agreements	3,934	9,509
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,393	9,042
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,520	16,368
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,908	7,706
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,383	20,240
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	23,083	23,466
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,503	11,559
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,106	8,341
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,476	1,682
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,896	2,109
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,047	1,033
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,438	6,604
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,402	12,344
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,975	4,440
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,281	8,621
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	37	32
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	2
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	16,534	11,749
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	749	1,149
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	3	5
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,914	6,608
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,440	5,039
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,666	3,265
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	961	2,353
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	20,102	23,699
Derivatives
Derivatives	18,822	19,010
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	44,006	72,006
Derivatives
Derivatives	35,335	62,378
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Contracts [Member]
Derivatives
Derivatives	61	56
Derivatives
Derivatives	241	152
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	4,596	4,303
Derivatives
Derivatives	6,311	5,804
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	1,753	2,919
Derivatives
Derivatives	1,857	3,186
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	97	49
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	983	845
Derivatives
Derivatives	14	50
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,308	2,537
FINANCIAL LIABILITIES
Trading deposits	795	416
Derivatives
Derivatives	201	234
Financial liabilities designated at fair value through profit or loss	107	44
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	88	49
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	59	60
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,249	2,477
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	983	845
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	142	156
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	1	5
Derivatives
Derivatives	2	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	47	59
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	13	45
Derivatives
Derivatives	$ 10	$ 18